Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone: (312) 964-3500

Alan P. Goldberg

agoldberg@stradley.com

312.964.3501

February 19, 2021

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Securian Funds Trust (file no. 811-04279)

Dear Sir or Madam:

On behalf of Securian Funds Trust and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of SFT Ivy Growth Fund, a series of Securian Funds Trust (the “Fund”), in connection with a special meeting of shareholders (the “Meeting”) of the Fund, scheduled to be held on or about April 16, 2021. Definitive copies of these proxy materials currently are anticipated to be released to shareholders on or about March 12, 2021.

At the Meeting, shareholders will be asked to vote to change the classification of the Fund from “diversified” to “non-diversified.”

Please direct questions or comments relating to this filing to me at (312) 964-3501.

Sincerely,

/s/ Alan P. Goldberg
Alan P. Goldberg